OTHER FINANCIAL ITEMS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income and Expenses [Abstract]
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives	$ (3,628,000)	$ (14,682,000)	$ 14,565,000
Net decrease in mark-to-market valuation of designated derivatives	(780,000)	(51,000)	(1,890,000)
Other items	(2,632,000)	(1,475,000)	(1,625,000)
Total other financial items	(7,040,000)	(16,208,000)	11,050,000
Amount reclassified from Other comprehensive income resulting from certain interest rate swaps no longer being designated as cash flow hedges	$ 1,800,000	$ 14,600,000	$ 0